HELD FOR SALE - Summary (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Investment properties	$ 61,754	$ 64,613	$ 72,610
Equity accounted investments	20,233	20,807	19,719
Property, plant and equipment	5,266	5,623
Accounts receivable and other	2,042	2,276
Total assets	105,543	112,004
Debt obligations	50,534	55,327
Accounts payable and other liabilities	3,460	3,762
Total liabilities	62,034	66,999
Assets held for sale
Disclosure of financial assets [line items]
Investment properties	7,093	8,037
Equity accounted investments	17	0
Property, plant and equipment	335	1,749
Accounts receivable and other	489	724
Total assets	7,934	10,510	$ 588
Liabilities associated with assets held for sale
Disclosure of financial assets [line items]
Debt obligations	1	3,006
Accounts payable and other liabilities	956	76
Total liabilities	$ 957	$ 3,082